Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0001156039
Registrant Name	Elevance Health, Inc.
Registration File Number	333-275251
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A